Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables, Net, Current [Abstract]
Accounts Receivable, Net
5. ACCOUNTS RECEIVABLE, NET

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	1,370,375	2,350,641	360,252
Allowance for doubtful accounts	(22,894)	(15,770)	(2,417)

Accounts receivable, net	1,347,481	2,334,871	357,835

The movements in the allowance for doubtful accounts were as follows:

	As at December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at beginning of the year	2,183	2,249	22,894	3,509
Additions (reversals)	66	20,645	(7,124)	(1,092)

Balance at end of the year	2,249	22,894	15,770	2,417